Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income (loss)
Net appreciation (depreciation) of investments	$ 160,202
Dividends	3,103
Other income (loss)	273
Total investment income (loss)	163,578
Interest, notes receivable from Participants	1,052
Contributions
Employer, net of forfeitures - 2025: $1,341	47,328
Participants	46,619
Rollovers	9,660
Total contributions	103,607
Administrative expenses	(1,237)
Withdrawals and distributions	(154,231)
Net transfers into (from) plan	116,813
Net increase (decrease)	229,582
Net assets available for benefits
Beginning of year	1,010,707
End of year	$ 1,240,289